AOMT 2023-1 ABS-15G

Exhibit 99.49

Client Name:	Angel Oak
Client Project Name:	AOMT 2023-1
Start - End Dates:	4/9/2019
Deal Loan Count:	1

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Total				1

©2023 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.